Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of subsidiaries and VIE	As of March 31, 2023, details of the subsidiaries and VIE of the Company are set out below:
Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

Schedule of balance sheet	Company’s consolidated balance sheets as of March 31, 2022 and 2023 are as follows:
	As of March 31,
	2022	2023
	RMB	RMB

Assets
Current assets
Cash and cash equivalents	192	277
Restricted cash	500	500
Accounts receivable, net	22,391	52,241
Prepaid expenses and other current assets, net	42,431	70,202
Due from related parties	1,422	584
Inventories	36,018	16,169
Total current assets	102,954	139,973
Non-current assets
Property and equipment, net	38,227	61,411
Operating lease right-of-use assets, net	16,319	13,030
Equity method investment	-	-
Intangible assets, net	2,592	1,677
Other non-current assets	541	-
Total non-current assets	57,679	76,118
Total assets	160,633	216,091

Liabilities
Current liabilities
Accounts payable	74,497	126,683
Short-term borrowings	35,780	53,935
Current portion of long-term borrowings	800	1,080
Due to related parties	3,728	4,705
Lease liabilities	3,360	3,673
Other payables and accrued liabilities	42,423	48,941
Income tax payables	18	18
Total current liabilities	160,606	239,035
Non-current liabilities
Long-term borrowings	8,020	6,870
Government grants	-	8,697
Deferred tax liabilities	466	295
Lease liabilities	14,549	10,876
Total non-current liabilities	23,035	26,738

Total liabilities	183,639	265,773

Schedule of revenue net income and cash flows of VIE and subsidiaries	The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue	240,742	273,979	200,450
Net loss	(10,722)	(29,643)	(19,221)
Net cash used in operating activities	(3,020)	(19,806)	(15,269)
Net cash used in investing activities	(2,201)	(5,830)	(2,900)
Net cash provided by financing activities	14,000	17,629	18,295